Options and Other Equity Based Awards - Weighted Average Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2008
Sovereign 2012 MEIP [Member]
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Exercise price	$ 11.91	$ 9.96		$ 8.59
Average risk-free interest rate	1.53%	0.93%		1.88%
Expected life (in years)	6 years 1 month 10 days	6 years 5 months 9 days		6 years 5 months 9 days
Implied volatility	30.75%	31.42%		35.90%
Weighted-average fair value	$ 3.89	$ 3.29		$ 3.36
Travelocity.com LLC Stock Option Grant Agreement [Member]
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Exercise price		$ 0.12		$ 0.16
Average risk-free interest rate		1.53%		2.07%
Expected life (in years)		6 years 5 months 9 days		6 years 5 months 9 days
Implied volatility		45.00%		42.82%
Weighted-average fair value		$ 0.04		$ 0.06
Tandem SARs [Member]
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Exercise price		$ 1.45	[1]	$ 1.74	[1]
Average risk-free interest rate		1.02%	[1]	2.57%	[1]
Expected life (in years)		6 years 1 month 10 days	[1]	6 years 5 months 9 days	[1]
Implied volatility		45.02%	[1]	42.50%	[1]
Weighted-average fair value		$ 0.64	[1]	$ 0.61	[1]
Sovereign Management Equity Incentive Plan [Member]
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Exercise price		$ 8.41
Average risk-free interest rate		1.41%
Expected life (in years)		6 years 5 months 9 days
Implied volatility		35.45%
Weighted-average fair value		$ 3.17
Performance Based Stock Options [Member]
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Exercise price						$ 5.00
Average risk-free interest rate						4.15%
Expected life (in years)						6 years 10 months 6 days
Implied volatility						36.40%
Weighted-average fair value						$ 1.81

[1]	Represents the weighted average of Tandem SARs granted under the Travelocity Equity 2011 and Travelocity Equity 2012 plans.